Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Net fee income
Facility fees	$ 338	$ 342	$ 344
Facility fees, percentage movement from prior period	(1.00%)
Facility fees, percentage movement from same period in prior year	(2.00%)
Transactions fees	$ 589	576	556
Transactions fees, percentage movement from prior period	2.00%
Transactions fees, percentage movement from same period in prior year	6.00%
Other non-risk fee income	$ 68	50	72
Other non-risk fee income, percentage movement from prior period	36.00%
Other non-risk fee income percentage movement from same period in prior year	(6.00%)
Fee income	$ 995	968	972
Fee income, percentage movement from prior period	3.00%
Fee income, percentage movement from same period in prior year	2.00%
Credit card loyalty programs	$ (81)	(66)	(60)
Credit card loyalty programs, percentage movement from prior period	23.00%
Credit card loyalty programs, percentage movement from same period in prior year	35.00%
Transaction fee related expenses	$ (87)	(76)	(67)
Transaction fee related expenses, percentage movement from prior period	14.00%
Transaction fee related expenses, percentage movement from same period in prior year	30.00%
Fee expenses	$ (168)	(142)	(127)
Fee expenses, percentage movement from prior period	18.00%
Fee expenses, percentage movement from same period in prior year	32.00%
Net fee income	$ 827	826	845
Net fees, percentage movement from same period of prior year	(2.00%)
Net wealth management and insurance income
Wealth management income	$ 347	365	361
Wealth management income, percentage movement from prior period	(5.00%)
Wealth management income, percentage movement from same period in prior year	(4.00%)
Life insurance premium income		314	520
Life insurance premium income, percentage movement from prior period	(100.00%)
Life insurance premium income, percentage movement from same period in prior year	(100.00%)
Life insurance investment and other income		(12)	(129)
Life insurance investment and other income, percentage movement from prior period	(100.00%)
Life insurance investment and other income, percentage movement from same period in prior year	(100.00%)
Total insurance premium, investment and other income		302	391
Total insurance premium, investment and other income, percentage movement from prior period	(100.00%)
Total insurance premium, investment and other income, percentage movement from same period in prior year	(100.00%)
Life insurance claims, changes in life insurance liabilities and other expenses		(260)	(351)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from prior period	(100.00%)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from same period in prior year	(100.00%)
Total insurance claims, changes in insurance liabilities and other expenses		(260)	(351)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(100.00%)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	(100.00%)
Net wealth management and insurance income	$ 347	407	401
Net wealth management and insurance, percentage movement from prior period	(15.00%)
Net wealth management and insurance, percentage movement from same period of prior year	(13.00%)
Trading	$ 387	321	343
Trading, percentage movement from prior period	21.00%
Trading, percentage movement from same period in prior year	13.00%
Other
Dividends received from other entities		1	3
Dividends received from other entities, percentage movement from prior period	(100.00%)
Dividends received from other entities, percentage movement from same period in prior year	(100.00%)
Net gain/(loss) on sale/derecognition of associates	$ 1	12	13
Net gain/(loss) on sale/derecognition of associates, percentage movement from prior period	(92.00%)
Net gain/(loss) on sale/derecognition of associates, percentage movement from same period in prior year	(92.00%)
Net gain/(loss) on disposal of assets		(1)	(2)
Net gain/(loss) on disposal of assets, percentage movement from prior period	(100.00%)
Net gain/(loss) on disposal of assets, percentage movement from same period in prior year	(100.00%)
Net gain/(loss) on hedging of overseas operations		1	(1)
Net gain/(loss) on hedging of overseas operations, percentage movement from prior period	(100.00%)
Net gain/(loss) on hedging of overseas operations, percentage movement from same period in prior year	(100.00%)
Net gain/(loss) on derivatives held for risk management purposes		2	7
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from prior period	(100.00%)
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from same period in prior year	(100.00%)
Net gain/(loss) on financial instruments measured at fair value	$ 29	(4)	16
Net gain/(loss) on financial instruments measured at fair value, percentage movement from same period in prior year	81.00%
Net gain/(loss) on disposal of controlled entities and other businesses	$ 268	(1,112)	289
Net gain/(loss) on disposal of controlled entities, percentage movement from same period in prior year	(7.00%)
Rental income on operating leases	$ 5	7	9
Rental income on operating leases, percentage movement from prior period	(29.00%)
Rental income on operating leases, percentage movement from same period in prior year	(44.00%)
Share of associates' net profit/(loss)	$ (3)	(4)	(3)
Share of associates' net profit/(loss), percentage movement from prior period	(25.00%)
Other	$ 29	47	22
Other, percentage movement from prior period	(38.00%)
Other, percentage movement from same period in prior year	32.00%
Total other income	$ 329	(1,051)	353
Total other income, percentage movement from same period of prior year	(7.00%)
Total non-interest income	$ 1,890	503	1,942
Total non-interest income, percentage movement from same period in prior year	(3.00%)
Compliance, regulation and remediation costs recognised as an addition to non-risk fee income, wealth management income and other income	$ 8
Compliance, regulation and remediation costs recognised as a reduction of non-risk fee income, wealth management income and other income		56	8
Advance Asset Management Limited
Other
Net gain/(loss) on disposal of controlled entities and other businesses	$ 243
Australian life insurance business
Other
Net gain/(loss) on disposal of controlled entities and other businesses		$ (1,112)
Auto finance
Other
Net gain/(loss) on disposal of controlled entities and other businesses			170
NZ life insurance
Other
Net gain/(loss) on disposal of controlled entities and other businesses			$ 119